Summary of Impaired Loans (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	$ 2,622	$ 2,616
Carrying value of impaired loans	2,503	2,411
Related allowance for credit losses	757	629
Average gross impaired loans	2,441	2,793
Residential mortgages [Member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	688	681
Carrying value of impaired loans	640	630
Related allowance for credit losses	56	51
Average gross impaired loans	656	717
Consumer instalment and other personal [Member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	736	799
Carrying value of impaired loans	713	746
Related allowance for credit losses	154	139
Average gross impaired loans	733	850
Credit Card 1 [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	349	224
Carrying value of impaired loans	349	225
Related allowance for credit losses	207	138
Average gross impaired loans	277	258
Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	849	912
Carrying value of impaired loans	801	810
Related allowance for credit losses	340	301
Average gross impaired loans	$ 775	$ 968